Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Income Attributable to Shareholders

The following table sets forth the computation of basic and diluted net income (loss) attributable to common shareholders of Sinovac per share (in thousands, except for number of shares and per share data):

	For the year ended December 31,
	2024	2023 (Restated)	2022 (Restated)	2021 (Restated)
Numerator
Net income (loss)	$40,656	$(120,858)	$(59,967)	$14,119,773
Less: Income (loss) attributable to non-controlling interests	(50,249)	(107,367)	(74,434)	5,997,591
Net income (loss) attributable to common shareholders of Sinovac for computing diluted net income per share	$90,905	$(13,491)	$14,467	$8,122,182
Denominator
Basic weighted average number of common shares outstanding	71,860,702	71,830,233	71,724,902	71,534,210
Dilutive effect of stock options and preferred shares	—	19,863	39,726	63,619
Diluted weighted average number of common shares outstanding	71,860,702	71,850,096	71,764,628	71,597,829
Basic net income (loss) per share
Continuing operations	1.27	(0.19)	0.20	113.54
Basic net income (loss) per share	$1.27	$(0.19)	$0.20	$113.54
Diluted net income (loss) per share
Continuing operations	1.27	(0.19)	0.20	113.44
Diluted net income (loss) per share	$1.27	$(0.19)	$0.20	$113.44